                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213


     As filed with the Securities and Exchange Commission on February 12, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No.  |27|
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No.  |28|
                        (Check appropriate box or boxes)



                        NATIONWIDE SEPARATE ACCOUNT TRUST
                            Total Return Fund
                            Capital Appreciation Fund
                            Government Bond Fund
                            Money Market Fund
                            Nationwide Small Company Fund
                            Nationwide Income Fund
                            Nationwide Strategic Growth Fund
                            Nationwide Strategic Value Fund
                            Nationwide Equity Income Fund
                            Nationwide High Income Bond Fund
                            Nationwide Balanced Fund
                            Nationwide Multi Sector Bond Fund
                            Nationwide Small Cap Value Fund
                            Nationwide Global Equity Fund
                            Nationwide Select Advisers Mid Cap Fund
                            Nationwide Select Advisers Small Cap Growth Fund

               (Exact Name of Registrant as Specified in Charter)


                             Three Nationwide Plaza
                              Columbus, Ohio 43215
                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 249-7111

                                             Send Copies of Communications to:
        Ms. Elizabeth A. Davin               Druen, Dietrich, Reynolds & Koogler
         One Nationwide Plaza                       One Nationwide Plaza
         Columbus, Ohio 43215                       Columbus, Ohio 43215
(Name and Address of Agent for Service)


|X| It is proposed that this filing will become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

--------------------------------------------------------------------------------
                        NATIONWIDE SEPARATE ACCOUNT TRUST

                     TOTAL RETURN FUND
                     CAPITAL APPRECIATION FUND
                     GOVERNMENT BOND FUND
                     MONEY MARKET FUND
                     NATIONWIDE SMALL COMPANY FUND
                     NATIONWIDE INCOME FUND
                     NATIONWIDE STRATEGIC GROWTH FUND
                     NATIONWIDE STRATEGIC VALUE FUND
                     NATIONWIDE EQUITY INCOME FUND
                     NATIONWIDE HIGH INCOME BOND FUND
                     NATIONWIDE BALANCED FUND
                     NATIONWIDE MULTI SECTOR BOND FUND
                     NATIONWIDE SMALL CAP VALUE FUND
                     NATIONWIDE GLOBAL EQUITY FUND
                     NATIONWIDE SELECT ADVISERS MID CAP FUND
                     NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
CROSS REFERENCE SHEET

N-1A Item No.                                          Location
---------------------------------------------------------------

                                     PART A

Item 1.   Cover Page....................................Cover Page
Item 2.   Risk/Return Summary: Investments, Risks
          and Performance...............................Objective, Principal
                                                        Strategies, Principal
                                                        Risks
Item 3.   Risk/Return Summary: Fee Table................Fees and Expenses
Item 4.   Investment Objectives, Principal
          Investment Strategies, and Related Risks......Objective, Principal
                                                        Strategies, Principal
                                                        Risks

Item 5.   Management Discussion of Fund Performance.....*

Item 6    Management, Organization and Capital
          Structure.....................................Management

Item 7.   Shareholder Information.......................Buying and Selling
                                                        Fund Shares
Item 8.   Distribution Arrangements.....................*
Item 9.   Financial Highlights Information..............*

                                     PART B

Item 10.  Cover Page and Table of Contents..............Cover Page and Table of
                                                        Contents
Item 11.  Fund History..................................General Information
                                                        and History
Item 12.  Description of the Funds and their
          Investment Risks..............................Additional Information
                                                        on Portfolio Investments
                                                        and Investment Policies
Item 13.  Management of the Funds.......................Investment Advisory and
                                                        Other Services
Item 14.  Control Persons and Principal Holders
          of Securities.................................Major Shareholders
Item 15.  Investment Advisory and Other Services........Investment Advisory and
                                                        Other Services
Item 16.  Brokerage Allocation and Other Practices......Brokerage Allocation
Item 17.  Capital Stock and Other Securities............Additional Information
Item 18.  Purchase, Redemption and Pricing..............Purchase, Redemption and
                                                        Pricing of Shares
Item 19.  Taxation of the Funds.........................Tax Status, Other Tax
                                                        Consequences
Item 20.  Underwriters..................................Tax Consequences to
                                                        Shareholders
Item 21.  Calculation of Performance Data...............Calculating Yield and
                                                        Total Return
Item 22.  Financial Statements..........................Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------
* Not applicable or negative answer

The Prospectus and Statement of Additional Information for the Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Money Market Fund, Small Company Fund and Income Fund, as well as the Prospectus for the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund and Select Advisers Mid Cap Fund are incorporated by reference into this filing of Post-Effective Amendment No. 27 to the Registration Statement.


NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND


DATE: MAY 1, 1999

"As with all mutual funds, the Securities and Exchange Commission has not approved this fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime."

NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND

OBJECTIVE

The investment objective of the Fund is long-term capital appreciation. This investment objective can be changed by the Fund's Trustees without shareholder approval.

PRINCIPAL STRATEGIES

The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000(R) Small Stock Index(1) (the "Russell 2000"), known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities and derivatives.

Market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price. The Russell 2000, published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Currently the market capitalizations for companies in the Russell 2000(R) range from approximately $222 million to $1.4 billion.

As part of its responsibilities to the Fund, Nationwide Advisory Services, Inc. ( the "Adviser") initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. The Adviser has chosen Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP and Neuberger Berman, LLC each to manage a portion of the Fund. They have been chosen because they approach investing in small cap securities in different ways, and the Adviser believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. The following is a description of the investment strategies used by each subadviser:

Franklin Advisers, Inc. ("Franklin") is a research driven, "bottom-up" fundamental investor, examining the fundamentals of individual companies and pursuing a disciplined "growth at a reasonable price" strategy. Relying on a team of analysts to provide in-depth industry expertise, Franklin chooses small cap companies that it believes are positioned for rapid growth in revenues, earnings or assets, and are selling at reasonable prices. Franklin evaluates small cap companies for distinct and sustainable competitive advantages, such as a particular marketing or product niche, proven technology, and industry leadership - all factors Franklin believes point to strong long-term growth potential. Franklin diversifies its allocation of the Fund's assets across many industries, and from time to time, may invest substantially in certain sectors, including technology and biotechnology. Franklin will sell securities from time to time as more favorable opportunities are identified.

Miller Anderson & Sherrerd, LLP ("MAS") focuses on companies that demonstrate high earnings growth rates, growth stability, and rising profitability. In particular, MAS invests in companies that appear to be capable of producing earnings that consistently beat market expectations. MAS uses computer analysis to identify stocks based on earnings' predictions and then conducts extensive fundamental research into those companies with the most attractive earnings revisions. Finally, MAS reviews the valuation of these stocks to eliminate the most overvalued stocks from consideration. MAS also follows a strict sell discipline and will sell stocks when their earnings revision scores fall to unacceptable levels, fundamental research uncovers unfavorable trends, or valuations are excessive relative to the stocks' growth prospects.

Neuberger Berman, LLC's ("Neuberger Berman") growth equity group takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy, and may sell a stock when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

PRINCIPAL RISKS

There are risks associated with investing in the Fund, including the risk that you may lose money.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the overall stock market goes down. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world. The Fund focuses on a more narrow scope of the overall stock market by investing primarily in companies with smaller market capitalizations. Therefore, the impact of these


--------
(1) The Russell 2000(R) Small Stock Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Small Cap Growth Fund.

factors on small companies may affect the Fund more than if the Fund invested more broadly in the overall stock market. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

MID/SMALL CAP RISK. The investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stock of medium-size and small cap companies is usually less stable and less liquid than the stock of larger companies.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of investments in U.S. companies. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement, and payment systems for the new currency will be adequate.

DERIVATIVE VALUE RISK. The Fund invests in securities that are considered to be derivatives. The value of derivatives (like futures and options) is dependent upon the performance of underlying assets, securities or indicies. If the underlying assets, securities or indicies do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives may be more volatile and riskier than traditional investments. To the extent the Fund enters into these transactions, their success will depend upon a subadviser's ability to predict pertinent market movements.

For more detailed information about the Fund's investments and risks, see "More About the Fund."

PERFORMANCE

No performance information is provided because the Small Cap Growth Fund will not begin operations until about May 1, 1999.


FEES AND EXPENSES

Shareholder Fees(1) - (paid
directly from your investment              None


Annual Fund Operating Expenses
(deducted from Fund assets)                 ____%

Management Fees                             ____%

Other Expenses(2)                           ____%

-------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(3)                       ____%


EXAMPLE
This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 year   3 years  5 years  10 years
--------------------------------------------
         $---     $---     $---     $---



----------------
(1) For shares purchased by life insurance company separate accounts as investment options for variable annuity contracts or variable life policies, sales charges may be imposed by the contract or policy.

(2) Because the Fund is new and does not yet have any operating history, "Other Expenses" are based upon estimates for the current fiscal year.

(3) The Adviser has agreed to waive Management Fees and, if necessary, to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed ___% until further notice.

PRINCIPAL RISKS AND INVESTMENT TECHNIQUES. The Fund may use the following principal investment techniques to increase its return, protect its assets or diversify its investments, which are subject to certain risks.

SMALL CAP COMPANY RISK. Historically, small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of small cap companies to changing economic conditions.

In addition, small cap companies may lack depth of management, they may be unable to generate funds necessary for growth or development, they may be developing or marketing new products or services for which markets are not yet established and may never become established, or their products or services may become quickly obsolete. In particular, small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK

COUNTRY. General securities market movements in any country where the Fund has investments are likely to affect the value of the securities the Fund owns that trade in that country. These movements will affect the Fund's share price and the Fund's performance.

The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

CURRENCY. Many of the Fund's investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

OTHER INVESTMENT TECHNIQUES

The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover page.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, the Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, the Fund may not meet its investment objectives.


MANAGEMENT

Investment Manager

Nationwide Advisory Services, Inc. (NAS) (the "Adviser"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Nationwide Separate Account Trust (the "Trust"). Subject to the supervision and direction of the Trustees, the Adviser also determines the allocation of assets of the Fund among the Subadvisers and evaluates and monitors the performance of the Subadvisers. The Adviser is also authorized to select and place portfolio investments on behalf of a Fund; however, the Adviser does not intend to do so at this time. The Adviser and its predecessors have managed investments since 1965, and as of December 31, 1998, have approximately $11.3 billion in assets under management.

The Fund pays the Adviser a management fee from which the Adviser pays fees to the subadvisers. The management fee is based on the Fund's average daily net assets:

Fund                                        Fee
-----------------------------------------------
Small Cap
Growth Fund                                 .60%

Multi-Manager Structure

The Adviser and the Trust have received from the Securities and Exchange Commission an exemptive order for the multi-manager structure which allows the Adviser to hire, replace or terminate subadvisers without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, you will receive information about the new subadviser within 90 days of such change. The order allows the Fund to operate more efficiently and with greater flexibility.

The Adviser provides the following oversight and evaluation services to the
Fund:
o   performing initial due diligence on prospective subadvisers for the Fund
o monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
o   communicating performance expectations and evaluations to the subadvisers
o ultimately recommending to the board of trustees whether a subadviser's contract should be renewed, modified or terminated

The Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although the Adviser will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

THE SUBADVISERS - Subject to the supervision of the Adviser and the Trustees, a subadviser will manage a portion of the Fund's assets in accordance with the Fund's investment objective and strategies. With regard to the portion of the Fund's assets allocated to it, each subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities.

The following are the current subadvisers for the Fund.

Franklin Advisers, Inc. ("Franklin") is located at 777 Mariners Island Boulevard, P.O. Box 7777, San Mateo, California 94403-7777. Franklin and its affiliates act as investment manager to numerous other investment companies and accounts. Together with its affiliates, Franklin managed over $220 billion in assets as of December 31, 1998.

Portfolio Managers: Edward Jamieson, Senior Vice President, joined the Franklin Templeton Group in 1987. He also manages the Franklin Small Cap Fund.

Michael McCarthy, Portfolio Manager, joined the Franklin Templeton Group in 1992. He also manages the Franklin Small Cap Fund.

Miller Anderson & Sherrerd, LLP ("MAS") is located at One Tower Bridge, West Conshohocken, Pennsylvania 19428-0868. MAS is owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. ("MSDW") and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"). MAS provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1998, MSDW Investment Management had in excess of $163 billion in assets under management.

Portfolio Managers: Arden C. Armstrong, Managing Director, Morgan Stanley Dean Witter & Co., joined MAS in 1986. She joined the MAS management team for the Mid Cap Growth portfolio in 1990, the Growth portfolio in 1993 and the Equity portfolio in 1994.

David P. Chu, Vice President, Morgan Stanley Dean Witter & Co., joined MAS in 1998. He served as Senior Equity Analyst from 1992 to 1997 and as Co-Portfolio Manager in 1997 for NationsBank and its subsidiary, Trade Street Investment Associates. He joined the MAS management team for the Mid Cap Growth portfolio in 1998.

Neuberger Berman, LLC ("Neuberger Berman") is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its affiliates and predecessor firms have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $55 billion of assets as of December 31, 1998. Neuberger Berman is a member firm of the New York Stock Exchange and other principal exchanges and acts as the Fund's principal exchanges and acts as the Fund's primary broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

Portfolio Managers: Michael F. Malouf has been with Neuberger Berman, LLC since 1998 as a portfolio manager. He is also a Vice President of its affiliate, Neuberger Berman Management Inc. From 1991 to 1998 he served as an analyst, and then as portfolio manager at Dresdner RCM Global Investors LLC.

Jennifer K. Silver is a principal of Neuberger Berman and a Vice President of its affiliate, Neuberger Berman Management, Inc. She has been the Director of the Growth Equity Group since 1997. From 1981 to 1997, she was an analyst and a portfolio manager at Putnam Investments.

PERFORMANCE ADVERTISING FOR THE FUNDS

The Fund may use its past performance in advertisements, sales literature, and this prospectus, including calculations of average annual total return for the most recent one, five, and ten year periods (or the life of the Fund, if less). Average annual total return represents the rate required each year for an initial investment to equal the sale value at the end of the specific period. Average annual total return reflects reinvestment of all dividends and distributions.

The Fund may also advertise its SEC yield. The SEC yield is based on a 30-day period. This yield takes into account the yield to maturity on all debt instruments and all dividends accrued on equity securities since equity securities do not have maturity dates. The SEC yield is computed by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period.

BUYING AND SELLING FUND SHARES

Who Can Buy Shares of The Funds

In this section, "we" and "our" refer to Nationwide Advisory Services ("NAS"). "You" and "your" mean potential investors and current variable annuity contract and variable life policyholders.

An insurance company may purchase shares of the Fund at the Fund's net asset value using purchase payments received on variable life insurance policies or variable annuity contracts issued by life insurance company separate accounts. Fund of Funds may also purchase shares of the Fund for their portfolios.

Shares of a Fund are currently sold only to separate accounts of Nationwide Life Insurance Company and its wholly owned subsidiary Nationwide Life and Annuity Insurance Company to fund the benefits under the Contracts and to affiliated Fund of Funds, but they may be sold to other insurance companies in the future. The insurance companies purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable annuity contracts or variable life insurance policies. The Fund then uses the proceeds to buy securities for its portfolio. Each Fund of Funds and insurance separate account, as a shareholder, has an ownership in the Fund's investments. The Fund also offers to buy back (redeem) shares of the Fund from the Fund at any time at net asset value. The address for each of these entities is One Nationwide Plaza, Columbus, Ohio 43215.

Since the variable annuity contracts or variable life policies may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact their insurance company directly for details concerning transactions.

PURCHASE PRICE

The purchase or "offering" price of each share of the Fund is its "net asset value" or NAV. There is no sales charge. Generally, NAV of the Fund's shares is determined by dividing the total market value of the securities owned by the Fund, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading (usually 4 p.m. Eastern Time).

The Adviser does not determine NAV on the following days:

o    Christmas Day
o    New Year's Day
o    Martin Luther King Jr. Day
o    Presidents Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    other days when the New York Stock Exchange is not open

The Adviser reserves the right not to determine NAV when:

o    the Fund has not received any orders to purchase, sell, or exchange shares

o    changes in the value of the Fund's portfolios do not affect the NAV

If current prices are not available or if NAS determines a price for a security does not represent fair value, those investments of the Fund may be valued at fair market value in accordance with procedures adopted by the Board of Trustees. For shares purchased by life insurance company separate accounts as investment options for variable annuity contracts or variable life insurance policies sales charges may be imposed by the contract or policy.

When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received.

SELLING SHARES

You can sell--also known as redeeming--your shares of the Fund at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV next determined after NAS receives the properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares sold depends upon the market value of the investments of the Fund at the time of sale, and the value may be more or less than you paid for the shares.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

YEAR 2000

NAS has developed a plan to address the Year 2000 issue. The problem is that many existing computer programs use only two digits to identify a year (for example, the year 1998 would be represented by the digits "98"). In such programs, the year 2000 will be represented by "00", which a computer could interpret as the year 1900. If not corrected, many computer applications could fail or create erroneous results. Since 1996, NAS has been evaluating its exposure to this issue by reviewing its operating systems and outside service provider systems we depend on. NAS expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of the second quarter 1999. Compliance testing will be completed in the second quarter 1999. Outside service providers and business partners will be required to certify compliance by the end of the second quarter 1999.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTION

Substantially all of the net investment income, if any, of the Fund will be paid as dividends quarterly in the form of additional shares of the Fund. In those years in which sales of the Fund's portfolio securities result in net realized long-term capital gains, these gains will be declared and cause to be paid to shareholders in December of that year.

TAX STATUS

The Fund's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Internal Revenue Code (the "Code"). The Fund intends to distribute all, or substantially all, its taxable net income and capital gains to shareholders, and therefore, will not be required to pay any federal income taxes.

Because the Fund is treated as a separate entity for purposes of the regulated investment company provisions of the Code, the assets, income, and distributions of the Fund are considered separately from those of other funds of the Trust for purposes of determining whether or not the Fund qualifies as a regulated investment company. The Fund also intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of the Contracts.

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the contract or policy's prospectus.

Generally, owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized with respect to such Contracts. However, some distributions from such Contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59-1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund and its investors. Please refer to the prospectus of the variable annuity contract or variable life insurance policy that hold interest in the Fund for a discussion of the tax consequences of the contracts and policies.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following documents--which you can get free of charge--contain additional information about the Fund:

o Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)

o   Annual Report

o   Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio  43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)



INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-800-SEC-0330)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-6009

(The SEC charges a fee to copy any documents)

VIA THE INTERNET:

http://www.sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213

                       STATEMENT OF ADDITIONAL INFORMATION




                                   MAY 1, 1999



                        NATIONWIDE SEPARATE ACCOUNT TRUST

                       --NATIONWIDE STRATEGIC GROWTH FUND
                        --NATIONWIDE STRATEGIC VALUE FUND
                         --NATIONWIDE EQUITY INCOME FUND
                       --NATIONWIDE HIGH INCOME BOND FUND
                           --NATIONWIDE BALANCED FUND
                       --NATIONWIDE MULTI SECTOR BOND FUND
                --NATIONWIDE SELECT ADVISERS SMALL CAP VALUE FUND
                       --NATIONWIDE SMALL CAP GROWTH FUND
                         --NATIONWIDE GLOBAL EQUITY FUND
                    --NATIONWIDE SELECT ADVISERS MID CAP FUND


         Nationwide Separate Account Trust is a registered open-end investment company consisting of 16 series. This Statement of Additional Information relates to the Nationwide Strategic Growth Fund (the "Strategic Growth Fund"), the Nationwide Strategic Value Fund (the "Strategic Value Fund"), the Nationwide Equity Income Fund (the "Equity Income Fund"), the Nationwide High Income Bond Fund (the "High Income Bond Fund"), the Nationwide Balanced Fund (the "Balanced Fund"), the Nationwide Multi Sector Bond Fund ("Multi Sector Bond Fund"), the Nationwide Small Cap Value Fund (the "Small Cap Value Fund"), the Nationwide Small Cap Growth Fund (the "Small Cap Growth Fund"), the Nationwide Global Equity Fund (the "Global Equity Fund") and the Nationwide Select Advisers Mid Cap Fund (the "Mid Cap Fund") (each, a "Fund" and collectively, the "Funds").


         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the Prospectuses, dated May 1, 1999, for Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Small Cap Growth Fund, Global Equity Fund and Mid Cap Fund. Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1 (800) 848-6331.

TABLE OF CONTENTS                                                                 PAGE
-----------------                                                                 ----

General Information and History......................................................02
Additional Information on Portfolio Instruments and Investment Policies..............02
Investment Restrictions..............................................................30
Major Shareholders...................................................................33
Trustees and Officers of the Trust...................................................33
Calculating Yield and Total Return...................................................36
Investment Adviser and Other Services................................................37
Brokerage Allocations................................................................44
Purchases, Redemptions and Pricing of Shares.........................................47
Additional Information...............................................................48
Tax Status...........................................................................49
Other Tax Consequences...............................................................50
Tax Consequences to Shareholders.....................................................51
Financial Statements.................................................................51
Appendix A - Bond Ratings............................................................52

GENERAL INFORMATION AND HISTORY

         Nationwide Separate Account Trust is an open-end investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust offers shares in sixteen (16) separate series, each with its own investment objective.


ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

DEBT OBLIGATIONS. Each of the Fund may invest in debt obligations. Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of bonds is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of bonds in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

         Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund will also rely upon the independent advice of the Subadvisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's Subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

HIGH-YIELD (HIGH-RISK) SECURITIES. The Multi Sector Bond Fund, the Balanced Fund, the Mid Cap Fund, the Small Cap Value Fund, the Small Cap Growth Fund, the Equity Income Fund, the High Income Bond Fund, the Strategic Growth Fund and the Strategic Value Fund each has the authority to invest in non-investment grade debt securities. Non-investment grade debt securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch, or CCC by D&P; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under rating agency guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

         Effect of Interest Rates And Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

         As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

         Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

         Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. These ratings are relative and subject and are not absolute standards of quality. They also do not evaluate the market value risk of lower-quality securities. Therefore, they may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated securities will be more dependent on the Adviser's or a Subadviser's credit analysis than would be the case with investments in investment-grade debt securities. The Adviser and each Subadviser will employ its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. When investing in lower-quality securities, the Adviser or each Subadviser will continually monitor the investments in a Fund's portfolio and carefully evaluate whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

         Liquidity And Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

         Proposed Legislation. From time to time proposals have been discussed regarding new legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain investors. It is possible that if legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

U.S. GOVERNMENT SECURITIES - U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and it agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

MONEY MARKET INSTRUMENTS. Each Fund may invest in certain types of money market instruments which may include the following types of instruments:

         -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, and for the Global Equity Fund, obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions;

         -- repurchase agreements;

         -- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, and, for the Global Equity Fund, such obligations issued by foreign branches of foreign banks and financial institutions;

         -- commercial paper, which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

         -- high quality short-term (maturity in 397 days or less) corporate obligations;

MORTGAGE AND ASSET-BACKED SECURITIES. The Balanced Fund, the Mid Cap Fund, the Multi Sector Bond Fund, the Strategic Growth Fund and the Strategic Value Fund may purchase mortgage-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.

         Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

         The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

         Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

         Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

         The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

         Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES - The Multi Sector Bond Fund and the Balanced Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mae Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and of interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

STRIPPED MORTGAGE SECURITIES - The Multi Sector Bond Fund and the Balanced Fund may purchase stripped mortgage securities which are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

         In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund. See "Tax Status" in this Prospectus and "Additional Information Concerning Taxes" in the Statement of Additional Information.

         A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

REPURCHASE AGREEMENTS. All of the Funds may enter into repurchase agreements with member banks of the Federal Reserve System or certain non-bank dealers. In connection with the purchase of a repurchase agreement by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Adviser or applicable Subadviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each of the Funds may invest without limitation in securities purchased on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

         When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a fund must be able to terminate the loan at any time; (4) a fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a fund's board of directors or trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

SMALL COMPANY AND EMERGING GROWTH STOCKS - The Small Cap Value Fund, the Small Cap Growth Fund, the Mid Cap Fund, the Strategic Growth Fund, the Strategic Value Fund and the Global Equity Fund may purchase small company and Emerging Growth Stocks. Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in larger, more established issuers since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES. The Small Cap Value Fund, the Small Cap Growth Fund, the Mid Cap Fund, the Strategic Growth Fund, the Strategic Value Fund and the Global Equity Fund may invest in the securities of "special situation companies," which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known larger companies. Each Fund believes, however, that if a Subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, such Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES. All of the Funds may directly or indirectly through the use of depository receipts, invest in foreign securities. Investors in such Funds should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.

         Investments may be made from time to time by the Equity Income Fund, the Small Cap Growth Fund, the High Income Bond Fund, Balanced Fund and the Multi Sector Bond Fund in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

         The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

         The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

         Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

         Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

         Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

         Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

         Depository Receipts. A Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of a Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

         Each Fund may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

         A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

         Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

REAL ESTATE SECURITIES - Although the Funds will not invest in real estate directly, the Strategic Growth Fund, Strategic Value Fund and Small Cap Growth Fund may invest in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

         REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. Although to a lesser extent than with debt obligations generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

         The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

         Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. Federal income tax law requires the holder of a zero coupon convertible security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, a Fund will be required to distribute income accrued from zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

WARRANTS. Each Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SELLING OF SECURITIES. The Mid Cap Fund, the Strategic Growth Fund and the Strategic Value Fund may engage in short sales of securities. In a short sale, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

         The Mid Cap Fund, the Strategic Growth Fund, and the Strategic Value Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." Each Fund does not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for U.S. federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. Each Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

         A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         Each Subadviser will monitor the liquidity of restricted securities in the portion of a Fund it manages under the supervision of the Board and the Adviser. In reaching liquidity decisions, each Subadviser may consider the following factors: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

BORROWING. Each Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE INSTRUMENTS. As discussed in the Prospectuses, the Adviser and each of the Subadvisers may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security or currency) or the level of a reference index.

         Options, futures, and options on futures transactions are considered derivative transactions. Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use these instruments will be limited by tax considerations.

         Special Risks Of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon the Adviser's or a Subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Adviser or Subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

         (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Tax Status" below.

         Options. Each of the Funds may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

         A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         Each Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each of the Funds intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

         Each Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

         Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Spread Transactions. Each Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.
Such protection is only provided during the life of the spread option.

         Futures Contracts. Each Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when the Adviser or a Subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

         To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of a Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

         A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         Swap Agreements. The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Funds also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap";

interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Adviser's or a Subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Code may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated.

         The Fund will enter swap agreements only with counterparties that the Adviser or a Subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

         Foreign Currency-Related Derivative Strategies - Special Considerations. Each of the Funds may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. The Global Equity Fund may engage in foreign currency exchange transactions to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

         Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when the Adviser or a Subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS. Each of the Funds may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

         A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

         A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Global Equity Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FOREIGN COMMERCIAL PAPER. A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

SECURITIES OF INVESTMENT COMPANIES. As permitted by the 1940 Act, each Fund reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Such Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

BANK OBLIGATIONS. As stated in a Fund's Prospectus, bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

         Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

FLOATING AND VARIABLE RATE INSTRUMENTS. The Funds may invest in floating and variable rate instruments. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by a Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

         Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. The Subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

         The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

BRADY BONDS. The Multi Sector Bond Fund and the Balanced Fund, and the other Funds in accordance with their Prospectuses, may invest in Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds". Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Subadviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that a Subadviser's expectations with respect to Brady Bonds will be realized.

         Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's Corporation ("S&P) or "Ba" or "B" by Moody's Investors Service, Inc. ("Moody's") or, in cases in which a rating by S&P or Moody's has not been assigned, are generally considered by the Adviser or Subadviser to be of comparable quality.

         Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interested computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. The applicable Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which these Funds may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES. Each of the Funds except the Small Cap Value Fund, the Global Equity Fund and the Strategic Value Fund may invest in zero coupon securities, PIK bonds and deferred payment securities.

         Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. The Fund also may purchase PIK bonds. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

         Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's limitation on investments in illiquid securities.

         Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds, deferred payment securities and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

LOAN PARTICIPATIONS AND ASSIGNMENTS - Certain Funds may invest in Loan Participations and Assignments. Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the Subadviser to be creditworthy. When a Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

         A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

         The Board of Trustees has adopted policies and procedures for the purpose of determining whether Assignments and Loan Participations are liquid or illiquid. Pursuant to those policies and procedures, the Board of Trustees has delegated to the Subadviser the determination as to whether a particular Loan Participation or Assignment is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of quotes, the number of dealers willing to sell and the number of potential purchasers, the nature of the Loan Participation or Assignment and the time needed to dispose of it and the contractual provisions of the relevant documentation. The Board of Trustees periodically reviews purchases and sales of Assignments and Loan Participations. To the extent that liquid Assignments and Loan Participation that A Fund holds become illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund's assets invested in illiquid assets would increase. The Subadviser, under the supervision of the Board of Trustees, monitors Fund investments in Assignments and Loan Participations and will consider appropriate measures to enable a Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

         In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS. The Funds may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act").

         The Strategic Growth Fund, Strategic Value Fund and the Multi Sector Bond Fund may also enter into mortgage dollar rolls, in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing".)

         The mortgage dollar rolls and reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Adviser or a Subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

INVESTMENT RESTRICTIONS FOR THE FUNDS

         THE FOLLOWING ARE FUNDAMENTAL INVESTMENT RESTRICTIONS FOR EACH OF THE FUNDS WHICH CANNOT BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

EACH OF THE FUNDS (EXCEPT THE STRATEGIC GROWTH FUND WHOSE RESTRICTIONS ARE LISTED SEPARATELY BELOW):

         May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

         May not issue senior securities, except as permitted under the 1940
         Act.

         May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

         May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund.

         May not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies and limitations through (i) purchase of debt securities or other debt instruments, including loan participations, assignments and structured securities, or (ii) by engaging in repurchase agreements.

         May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities.

THE STRATEGIC GROWTH FUND:

         May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from other persons to the extent permitted by applicable law. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

         May not issue senior securities, except as permitted under the 1940
         Act.

         May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

         May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities.

         May not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies and limitations through (i) purchase of debt securities or other debt instruments, including loan participations, assignments and structured securities, or (ii) by engaging in repurchase agreements.

         May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

         May not purchase or sell real estate unless acquired as a result of ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing or selling securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

The following are the non-fundamental operating policies of the Funds which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

         Sell securities short (except for the Mid Cap Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Mid Cap Fund may only sell securities short in accordance with the description contained in its Prospectus.

         Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

         Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

         Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

         Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of the borrowing or investment.

         INSURANCE LAW RESTRICTIONS - In connection with the Trust's agreement to sell shares to the Accounts, the Adviser and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the Accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS

         As of March 31, 1998, separate accounts of Nationwide Life Insurance Company had shared voting and investment power over 87.6% of the Balanced Fund shares, 88.3% of the Multi Sector Bond Fund shares, 86.2% of the Small Cap Value Fund shares, 41.3% of the Global Equity Fund shares, 41.1% of the Select Advisors Mid Cap Fund shares, 65.5% of the Strategic Growth Fund shares, 77.2% of the Strategic Value Fund shares, 77.2% of the Equity Income Fund shares, and 52.4% of the High Income Fund shares, respectively. As of March 31, 1998, Nationwide Life Insurance Company owned beneficially 12.4% of the Balanced Fund shares, 11.7% of the Multi Sector Bond Fund shares, 13.8% of the Small Cap Value Fund shares, 58.7% of the Global Equity Fund shares, 58.9% of the Select Advisors Mid Cap Fund shares, 34.5% of the Strategic Growth Fund shares, 22.8% of the Strategic Value Fund shares, 22.8% of the Equity Income Fund shares and 47.6% of the High Income Fund shares.

         As of March 31, 1998, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES AND OFFICERS

The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

Dr. John C. Bryant, Trustee, Age 63
411 Oak Street - Suite 306
Cincinnati, Ohio

         Dr. Bryant is Executive Director of the Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.

C. Brent DeVore, Trustee, Age 58
North Walnut and West College Avenue, Westerville, Ohio

         Dr. DeVore is President of Otterbein College.

Sue Doody, Trustee, Age 64
169 East Beck Street
Columbus, Ohio

         Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

Robert M. Duncan, Trustee, Age 71
1397 Haddon Road
Columbus, Ohio.

         Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of the Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.

Joseph J. Gasper, Trustee*, Chairman, Age 54
One Nationwide Plaza
Columbus, Ohio

         Mr. Gasper is Director, President and Chief Operating Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company. Prior to that, he was Executive Vice President and Senior Vice President for the Nationwide Insurance Enterprise.

Dr. Thomas J. Kerr, IV, Trustee, Age 65
4890 Smoketalk Lane
Westerville, Ohio

         Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

Douglas F. Kridler, Trustee, Age 43
55 East State Street
Columbus, Ohio

         Mr. Kridler is President of Columbus Association for the Performing
         Arts.

Robert J. Woodward, Jr., Trustee*, Vice-Chairman, Age 56
One Nationwide Plaza
Columbus, Ohio

         Mr. Woodward is Executive Vice President - Chief Investment Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company.

David C. Wetmore, Trustee, Age 50
11495 Sunset Hills Rd - Suite #210, Reston, Virginia

         Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

James F. Laird, Jr., Treasurer, Age 42
Three Nationwide Plaza
Columbus, Ohio

         Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor and Investment Adviser. He was formerly Treasurer of Nationwide Advisory Services, Inc.

Elizabeth A. Davin, Secretary, Age 34
One Nationwide Plaza
Columbus, Ohio

         Ms. Davin is a member of the Office of General Counsel of the Nationwide Insurance Enterprise and a partner in Dietrich, Reynolds & Koogler.

*A Trustee who is an "interested person" of the Trust as defined in the 1940
Act.

         The Funds do not pay any fees to Officers or to Trustees who are considered "interested persons" of the Trust. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 1998, and the aggregate compensation paid to each disinterested Trustee during the year by all twenty nine registered investment companies to which the Adviser provides investment advisory services (the "Nationwide Fund Complex").

         The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

                               COMPENSATION TABLE
                       FISCAL YEAR ENDED DECEMBER 31, 1998

--------------------------------------------------------------------------------
                                                              Total
                                                        Compensation from
                                   Aggregate           the Nationwide Fund
                                  Compensation        Complex Including the
  Disinterested Trustees         From the Trust               Trust
--------------------------------------------------------------------------------
Dr. John C. Bryant                   $2,500                  $21,000

C. Brent DeVore                        $                        $

Sue Doody                             $750                   $12,250

Robert M. Duncan                     $2,500                  $21,000

Dr. Thomas J. Kerr, IV               $2,500                  $21,000

Douglas F. Kridler                    $750                   $21,000

David C. Wetmore                       $                        $

CALCULATING YIELD AND TOTAL RETURN

              The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

              All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

The uniformly calculated average annual total returns for the one year period ended December 31, 1998 are shown below.

        Fund                                             Total Return*
        ----                                             -------------

        Strategic Growth Fund                                 ___%

        Strategic Value Fund                                  ___%

        Equity Income Fund                                    ___%

        High Income Bond Fund                                 ___%

        Balanced Fund                                         ___%

        Multi Sector Bond Fund                                ___%

        Small Cap Value Fund                                  ___%

        Global Equity Fund                                    ___%

        Select Advisers Mid Cap Growth Fund                   ___%

        Small Cap Growth Fund*                                 --

* Operations for the Small Cap Growth Fund commenced on or around May 1, 1999.

              Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the lats day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of share entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30 day period ended December 31, 1998 were as follows:

           Fund                                            30-day yield
           ----                                            ------------

           High Income Bond Fund                               ___%

           Balanced Fund                                       ___%

           Multi Sector Bond Fund                              ___%

INVESTMENT ADVISORY AND OTHER SERVICES

              The Adviser oversees the management of each of the Funds pursuant to an Investment Advisory Agreement dated October 31, 1997. Subject to the supervision and direction of the Trustees, the Adviser will initially identify and select the Subadvisers and will determine the allocation of assets among multiple Subadvisers, if applicable. The Adviser will also evaluate and monitor the performance of Subadvisers. The Adviser will be authorized to select and place portfolio investments on behalf of the Fund; however, the Adviser currently does not intend to do so. The Adviser has responsibility for communicating performance expectations and evaluations to the Subadvisers and ultimately recommending to the Trust's Board of Trustees whether a Subadviser's contract should be renewed, modified or terminated; however, the Adviser does not expect to recommend frequent changes of subadvisers. The Adviser will regularly provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.

              The Adviser pays the compensation of the Trustees affiliated with the Adviser. The officers of the Trust receive no compensation from the Trust. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its organization, investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.

              The Investment Advisory Agreement also specifically provides that the Adviser, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect for an initial period of two years with respect to a Fund and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if it is assigned. It may be terminated without penalty by vote of a majority of the out standing voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Adviser may render services to others.

              The Trust pays the compensation of the Trustees who are not affiliated with the Adviser and all expenses (other than those assumed by the Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.

              Subject to the supervision of the Adviser and the Trustees, each Subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each Subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

              Each Subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the Subadviser, including its directors, officers, partners and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. Each Subadvisory Agreement will continue in effect for an initial period of two years with respect to a Fund and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Fund, and in either case, by a majority of the Trustees who are not parties to the Subadvisory Agreement or interested persons of any such party. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

EQUITY INCOME FUND

              Under the terms of its Investment Advisory Agreement, the Equity Income Fund pays to the Adviser a fee at the annual rate of 0.80% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser waived all advisory fees in the amount of $1,685.

              Federated Investment Counseling ("Federated") is the Subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from the Adviser in the amount of 0.40% on assets up to $50 million, 0.25% on assets of $50 million and more but less than $250 million, 0.20% on assets of $250 million and more but less than $500 million, and 0.15% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser paid $842 in fees to the Subadviser.

              Federated, a Delaware business trust organized on April 11, 1989 is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated and other subsidiaries of Federated Investors serve as investment advisers to an open number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $139 billion invested across more than 370 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

HIGH INCOME BOND FUND

              Under the terms of its Investment Advisory Agreement, the High Income Bond Fund pays to the Adviser a fee at the annual rate of .80% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser waived all advisory fees in the amount of $7,374.

              Federated Investment Counseling is the Subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from the Adviser in the amount of 0.40% on assets up to $50 million, 0.25% on assets of $50 million and more but less than $250 million, 0.20% on assets of $250 million and more but less than $500 million, and 0.15% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Additional information about Federated is included above. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser paid $3,687 in fees to the Subadviser.

GLOBAL EQUITY FUND

              Under the terms of its Investment Advisory Agreement the Global Equity Fund pays to the Adviser a fee at the annual rate of 1.00% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser waived all advisory fees in the amount of $8,799.

              J.P. Morgan Investment Management Inc. ("J.P. Morgan") is the subadviser of the Fund. For the investment management services it provides to the Fund, J.P. Morgan receives an annual fee from the Adviser in an amount equal to 0.60% on assets up to $50 million and 0.55% on assets of $50 million and over. These fees are calculated at an annual rate based on the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser paid $5,279 in fees to the Subadviser.

              J.P. Morgan is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of June 30, 1997, J.P. Morgan and its affiliates had assets under management of approximately $255 billion, including approximately $25 billion in global equity portfolios.

MID CAP FUND

              Under the terms of its Investment Advisory Agreement the Fund pays to the Adviser a fee at the annual rate of 1.05% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser waived all advisory fees in the amount of $5,371.

              The Adviser has selected three Subadvisers, each of whom will each manage part of the Fund's portfolio. Each Subadviser receives an annual fee from the Adviser in an amount equal to 0.65% on assets up to $50 million managed by such Subadviser and 0.50% on assets of $50 million and more managed by a Subadviser. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser paid $3,325 in fees to the Subadvisers.

              The Mid Cap Fund's Subadvisers are:
              - First Pacific Advisors, Inc. ("First Pacific")
              - Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter")
              - Rice, Hall, James & Associates ("Rice Hall")

              Subject to the supervision of the Adviser and the Trustees, the Subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No Subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by the Adviser for investment management.

              Each of First Pacific, Pilgrim Baxter and Rice Hall is wholly owned by United Asset Management Corporation ("UAM"), a NYSE-listed holding company organized to acquire and own firms that provide investment advisory services primarily for institutional clients. First Pacific is an indirect wholly-owned subsidiary of UAM. Pilgrim Baxter and Rice Hall are each direct wholly-owned subsidiaries of UAM. UAM's corporate headquarters are located at One International Place, Boston 02110.

BALANCED FUND

              Under the terms of its Investment Advisory Agreement, the Balanced Fund pays to the Adviser a fee at the annual rate of 0.75% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser waived all advisory fees in the amount of $1,605.

              Salomon Brothers Asset Management Inc. ("SBAM") is the Subadviser of the Fund. For the investment management services it provides to the Fund, SBAM receives an annual fee from the Adviser in an amount equal to 0.35% on assets up to $150 million, 0.30% on assets of $150 million and more but less than $500 million, and 0.25% on assets of $500 million and more. These fees are calculated as an annual rate based upon the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser paid $749 in fees to the Subadviser.

              SBAM is a wholly owned subsidiary of Salomon Brothers Holding Company Inc, which is in turn wholly owned by Salomon Smith Barney Holdings, Inc. which is, in turn, wholly owned by Travelers Group, Inc. SBAM was incorporated in 1987 and together with affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. In providing such services, the SBAM has access to Salomon Inc's more than 400 economists and mortgage, bond, sovereign and equity analysts. As of March 31, 1998, SBAM and its worldwide investment advisory affiliates managed approximately $27 billion of assets.

MULTI SECTOR BOND FUND

              Under the terms of its Investment Advisory Agreement, the Multi Sector Bond Fund pays to the Adviser a fee at the annual rate of 0.75% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser waived all advisory fees in the amount of $1,724.

              SBAM is the subadviser of the Fund. For the investment management services it provides to the Fund, SBAM receives an annual fee from the Adviser in the amount of 0.35% on assets up to $50 million, 0.30% on assets of $50 million and more but less than $200 million, 0.25% on assets of $200 million and more but less than $500 million, and 0.20% on assets of $500 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser paid $805 in fees to the Subadviser.

              In connection with SBAM's service as investment manager to the Multi Sector Bond Fund, SBAM has entered into a subadvisory agreement with its London based affiliate Salomon Brothers Asset Management Limited ("SBAM Limited") pursuant to which SBAM has delegated to SBAM Limited responsibility for management of the Fund's investments in non dollar-denominated debt securities and currency transactions. SBAM Limited is compensated by SBAM at no additional expense to the Fund. Like SBAM, SBAM Limited is an indirect, wholly-owned subsidiary of Salomon Inc.

SMALL CAP VALUE FUND

              Under the terms of its Investment Advisory Agreement, the Small Cap Value Fund pays to the Adviser a fee at the annual rate of 0.90% of the Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser waived all advisory fees in the amount of $2,029.

              The Dreyfus Corporation. For the investment management services it provides to the Small Cap Value Fund, Dreyfus receives an annual fee from the Adviser in an amount equal to 0.50% on assets up to $200 million and 0.45% on assets of $200 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of June 30, 1997, Dreyfus managed or administered approximately $87 billion in assets for approximately 1.7 million investor accounts nationwide. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser paid $1,127 in fees to the Subadviser.

              Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc. AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed approximately $305 billion in assets as of March 31, 1997, including approximately $104 billion in mutual fund assets. As of March 31, 1997, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for approximately $1.532 trillion in assets including approximately $60 billion in mutual fund assets.

SMALL CAP GROWTH FUND

         The Fund commenced operations on or around May 1, 1999 and has not incurred any investment advisory fees prior to this date.

         The Adviser has selected three Subadvisers, each of whom will each manage part of the Fund's portfolio. Each Subadviser receives an annual fee from the Adviser in an amount equal to 0.60% on assets managed by such Subadviser and has not incurred any subadvisory fees prior to May 1, 1999.

         The Small Cap Growth Fund's Subadvisers are:
         -Franklin Advisers, Inc. ("Franklin")
         -Miller Anderson & Sherred, LLP ("MAS")
         -Neuberger Berman, LLC ("Neuberger Berman")

         Subject to the supervision of the Adviser and the Trustees, the Subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each Subadviser shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No Subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by the Adviser for investment management.

         Franklin is a wholly owned subsidiary of Franklin Resources, Inc., one of the oldest mutual fund organizations in the U.S. Franklin and its affiliates act as investment manager to numerous other investment companies and accounts. Together with its affiliates, Franklin manages over $220 billion in assets as of December 31, 1998.

         MAS is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management") and provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 1998, MSDW Investment Management managed in excess of $163 billion in assets.

         Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $50 billion of assets as of December 31, 1998. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as the Fund's principal broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.


STRATEGIC VALUE FUND AND STRATEGIC GROWTH FUND

              Under the terms of the Investment Advisory Agreement, each of the Strategic Value Fund and Strategic Growth Fund pays to the Adviser a fee at the annual rate of 0.90% of that Fund's average daily net assets. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser waived all advisory fees for the Strategic Value and Strategic Growth Fund in the amount of $1,715 and $1,645, respectively.

              The Adviser has selected Strong Capital Management, Inc. ("Strong") to be the Subadviser to the Strategic Value Fund and the Strategic Growth Fund. Strong has subcontracted with Schafer Capital Management, Inc. ("Schafer Capital") to subadviser the Strategic Value Fund. For the investment management services provided to each Fund, Strong receives an annual fee from the Adviser in an amount equal to 0.50% on assets of each Fund up to $500 million and 0.45% on assets of each Fund of $500 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. Pursuant to its subcontract with Schafer Capital, Strong pays Schafer's subadvisory fees. For the period October 31, 1997 (commencement of operations) through December 31, 1997, the Adviser paid $953 and $914, respectively for the Strategic Value and Strategic Growth Funds, in fees to the Subadviser.

'
              Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of February 28, 1998, Strong had over $29 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

              Schafer Capital's controlling person and sole shareholder is David
K. Schafer. Mr. Schafer has been in the investment management business for more than 25 years and founded Schafer Capital in 1981.

FUND ADMINISTRATION SERVICES

              Under the terms of a Fund Administration Agreement, the Adviser also provides various administrative and accounting services, including daily valuation of each Fund's shares and preparation of financial statements, tax returns and regulatory reports. For these services, each Fund pays the Adviser an annual fee in the amount of 0.07% of the Fund's first $250 million of average daily net assets, 0.05% on the next $750 million and 0.04% on assets of more than $1 billion.

For the year ended December 31, 1998, the Advisor waived all administration fees as follows:


        Fund                                          Administration Fees Waived
        ----                                          --------------------------

        Strategic Growth Fund                                   $___

        Strategic Value Fund                                     ___

        Equity Income Fund                                       ___

        High Income Bond Fund                                    ___

        Balanced Fund                                            ___

        Multi Sector Bond Fund                                   ___

        Small Cap Value Fund                                     ___

        Global Equity Fund                                       ___

        Select Advisers Mid Cap Growth Fund                       --


CUSTODIAN

              The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. Pursuant to the Custodian Agreement, Fifth Third utilizes the services of the global custody network of State Street Bank and Trust for foreign custody of the Funds' assets. The Custodian performs no managerial or policy making functions for the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

              Nationwide Investors Services, Inc. (NIS) is the Transfer Agent and Dividend Disbursing Agent for the Funds. NIS is a wholly-owned subsidiary of Nationwide Advisory Services, Inc. For these services, NIS is paid a fee by each Fund at the annual rate of 0.01% of that Fund's average daily net assets. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.

For the year ended December 31, 1998, Nationwide Investor Services waived all transfer agent fees as follows:


     Fund                                          Transfer Agent Fees Waived
     ----                                          --------------------------

     Strategic Growth Fund                                    $__

     Strategic Value Fund                                      __

     Equity Income Fund                                        __


     High Income Bond Fund                                     __

     Balanced Fund                                             __

     Multi Sector Bond Fund                                    __

     Small Cap Value Fund                                      __

     Global Equity Fund                                        __

     Select Advisers Mid Cap Growth Fund                       __

     Small Cap Growth Fund*                                    --

*Operations for the Small Cap Growth Fund commenced on or around May 1, 1999.


BROKERAGE ALLOCATIONS

              The Adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the OTC markets, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price which makes up the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations and other debt obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

              The primary consideration in portfolio security transactions is "best execution," i.e., prompt and reliable execution at the most favorable prices and in the most effective manner possible taking into account all considerations discussed below. The Adviser or a Subadviser always attempts to achieve best price - best execution, and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to the Adviser or a Subadviser. In placing orders with such broker-dealers, the Adviser or a Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the Adviser or a Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the Adviser's or a Subadviser's normal research activities or expenses.

              Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of Contracts. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

              There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of the Adviser or a Subadviser and their affiliates. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the Adviser or a Subadviser believes that to do so is in the best interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

              The Trustees periodically review the Adviser's and each Subadviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

              In purchasing and selling investments for the Funds, it is the policy of each of the Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the Adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, each Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

              Each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to a Subadviser is considered to be in addition to and not in lieu of services required to be performed by the Subadviser under its subadvisory agreement with the Adviser. The fees to each of the Subadvisers pursuant to its subadvisory agreement with the Adviser is not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to a Subadviser in serving its other clients or clients of the Subadviser's affiliates. Subject to the policy of the Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, a Subadviser also may consider the broker-dealer's sale of shares of any fund for which the Subadviser serves as investment adviser, subadviser or administrator.

The following table lists the amount of brokerage commissions (excluding directed brokerage) and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the year ended through December 31, 1998:



                                                                                     Transactions Related to
                                                                                        Brokerage Services
                                                                                    -------------------------
        Fund                                                Commission              $ Amount       Commission
        ----                                                ----------              --------       ----------

        Strategic Growth Fund                                 $ ___                  $ ___              $ ___

        Strategic Value Fund                                    ___                    ___                ___

        Equity Income Fund                                      ___                    ___                ___

        High Income Bond Fund                                   ___                    ___                ___

        Balanced Fund                                           ___                    ___                ___

        Multi Sector Bond Fund                                  ___                    ___                ___

        Small Cap Value Fund                                    ___                    ___                ___

        Global Equity Fund                                      ___                    ___                ___

        Select Advisers Mid Cap Fund                            ___                    ___                ___

        Small Cap Growth Fund *                                 --                     --                 --

* Operations for the Small Cap Growth Fund commenced on or around May 1, 1999.

              Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

              The Balanced Fund and the Multi Sector Bond Fund contemplate that, consistent with the policy of obtaining best results, brokerage transactions by be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.


PURCHASES, REDEMPTIONS AND PRICING OF SHARES

              An insurance company purchases shares of the Funds at their net asset value using purchase payments received on Contracts issued by Accounts. These Accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

              All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

              The net asset value per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines) and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value for the Funds on customary national business holidays, including the following: Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.

              The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the net asset value at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The net asset value of a share of each Fund on which offering and redemption prices are based is the net asset value of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The net asset value of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). Securities of the Funds listed on national exchanges are valued at the last sales price on the principal exchange, or if there is no sale on that day, the securities are valued at the prior day's closing prices as provided by an independent pricing organization. Securities traded in the over-the-counter market are valued at the last quoted sale price, or if there is no sale on that day, the quoted bid price as provided by an independent pricing organization. Other portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing organization does not provide a value or provides a value that does not represent fair value in the judgement of the Adviser, are valued at fair value in accordance with procedures authorized by the Trustees.

              The Accounts redeem shares to make benefit or surrender payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

              The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances:
(a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

              DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 15 separate funds. Shares of each fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

              VOTING RIGHTS - Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

              designate series of the Trust; or

              change the name of the Trust; or

              supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

              Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all funds vote together, and not by fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act., a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

              SHAREHOLDER INQUIRIES - All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS

               Each Fund is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code (the "Code"), and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

              Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (I) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in securities, and (iii) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and
(b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the selling of securities held by the Fund for less than three months and in the utilization of certain of the investment techniques described above and in the respective Fund's Prospectus. As a regulated investment company, a Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Funds expect to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

              In addition, each Fund intends to comply with the diversification requirements of Section 817(h) of the Code related to the tax-deferred status of insurance company separate accounts. To comply with regulations under Section 817(h) of the code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the Policy owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Policy owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Fund. The Board of Trustees reserves the right to modify the investment policies of a Fund as necessary to prevent any such prospective rules and regulations from causing a Policy owner to be considered the owner of the shares of the Fund underlying the separate account.



OTHER TAX CONSEQUENCES

              Foreign Transactions. Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Policy holders will bear the cost of foreign tax withholding in the form of increased expenses to the Fund but generally will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund by reason of the tax-deferred status of the policies.

              A Fund's transactions, if any, in foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses and cause the Fund to be subject to hyper inflationary currency rules. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of its positions (i.e., treat them as if they were closed out) and
(b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. A Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment so that (I) neither the Fund nor its shareholders will be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received, (ii) the Fund will be able to use substantially all of its losses for the fiscal years in which the losses actually occur, and (iii) the Fund will continue to qualify as a regulated investment company.

              Investment in Passive Foreign Investment Companies. If a Fund purchases shares in certain foreign entities classified under the Code as "passive foreign investment companies" ("PFICs"), such Fund may be subject to federal income tax on a portion of an "excess distribution" or gain from the disposition of the shares, even though the income may have to be distributed by the Fund to its shareholders, the Contracts. In addition, gain on the disposition of shares in a PFIC generally is treated as ordinary income even though the shares are capital assets in the hands of the Fund. Certain interest charges may be imposed on the Fund with respect to any taxes arising from excess distributions or gains on the disposition of shares in a PFIC.

              The Fund may be eligible to elect to include in its gross income its share of earnings of a PFIC on a current basis. Generally, the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, information required to make such an election may not be available to the Fund.

              On April 1, 1992 proposed regulations of the Internal Revenue Service were published providing a mark-to-market election for shares in certain PFICs held by regulated investment companies. If the Fund is able to make the foregoing election in the first year in which it is permitted to do so, it may be able to avoid the interest charge (but not the ordinary income treatment) on disposition of the PFIC stock by each year marking-to-market the stock (that is, by treating it as if it were sold for fair market value on the last day of the year). Such an election could also result in acceleration of income to the Fund.

              Derivative Instruments. The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to a 30% limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to a 30% limitation if they are held for less than three months.

              If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) for the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% limitation on the gross income that can be derived from the sale or other disposition of securities or derivative instruments that were held for less than three months. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available or is not elected by the Fund, it may be forced to defer the closing out of certain options, futures, or forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a regulated investment company.

TAX CONSEQUENCES TO SHAREHOLDERS

              Since shareholders of the Funds will be the Accounts, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Contracts. For information concerning the Federal income tax consequences to such holders, see the Prospectuses for such Contracts.

FINANCIAL STATEMENTS

              The Report of Independent Auditors and Financial Statements of the Funds for the period ended December 31, 1998 are incorporated by reference to the Trust's Annual Report. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling toll free 1 (800) 848-6331.

APPENDIX A

                                  BOND RATINGS

                         STANDARD & POOR'S DEBT RATINGS

         A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

       The ratings are based, in varying degrees, on the following considerations:

       Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

       Nature of and provisions of the obligation.

       Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

         AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

         B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

         CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

         D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                 FITCH/IBCA INVESTORS SERVICE, INC. BOND RATINGS

         Fitch/IBCA investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C        Bonds are in imminent default in payment of interest or principal.

DDD,     Bonds are in default on interest and/or principal payments. Such bonds
DD       are extremely speculative, and should be valued on the basis of their
& D ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

                   DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

         These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

         Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

         The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING
SCALE             DEFINITION
-----             ----------

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+               High credit quality. Protection factors are
AA                strong. Risk is modest, but may vary slightly
AA-               from time to time because of economic conditions.

A+                Protection factors are average but adequate.
A                 However, risk factors are more variable and
A-                greater in periods of economic stress.

BBB+              Below average protection factors but still
BBB               considered sufficient for prudent investment.
BBB-              Considerable variability in risk during economic cycles.

BB+               Below investment grade but deemed likely to meet
BB                obligations when due. Present or prospective
BB-               financial protection factors fluctuate according to
                  industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+                Below investment grade and possessing risk that
B                 obligations will not be met when due. Financial
B-                protection factors will fluctuate widely according to
                  economic cycles, industry conditions and/or company fortunes.
                  Potential exists for frequent Changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP                Preferred stock with dividend arrearages.


                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

         The following criteria will be used in making the assessment:

         / /. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

         / /. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.


         Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

         Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1               This designation denotes best quality. There
                           is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2               This designation denotes high quality. Margins of
                           protection are ample although not
                           so large as in the preceding group.

MIG 3/VMIG 3               This designation denotes favorable quality.
                           All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4               This designation denotes adequate quality.
                           Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                          FITCH/IBCA SHORT-TERM RATINGS

         Fitch/IBCA short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

B Speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Issues assigned this rating are in actual or imminent payment default.


                      DUFF & PHELPS SHORT-TERM DEBT RATINGS

         Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

         Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

RATING SCALE  DEFINITION
------------  ----------

High Grade
----------

D-1+ Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade
----------

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Satisfactory Grade
------------------

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-investment Grade
--------------------

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

Default
-------

D-5 Issuer failed to meet scheduled principal and/or interest payments.



                          THOMSON'S SHORT-TERM RATINGS

         The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

         TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

OTHER INFORMATION

ITEM 23.   EXHIBITS
(b)   Exhibits
         (a) Amended Declaration of Trust - previously filed with Post-Effective Amendment and hereby incorporated by reference.

         (b) Bylaws - previously filed with Post-Effective Amendment and hereby incorporated by reference.

         (c)          Not applicable.
         (d)          (1)   Investment Advisory Agreement for the funds (except
                            the Small Company Fund) previously filed with Post-Effective Amendment to the Registration
                            Statement, and herein incorporated by reference.
                      (2)   Investment Advisory Agreement for the Small Company
                            Fund. - previously filed with Post-Effective
                            Amendment to the Registration Statement, and herein incorporated by reference.
                      (3)   Subadvisory Agreements for the Small Company Fund.
                            (a) Subadvisory Agreement with The Dreyfus
                                Corporation. - previously filed with Post-
                                Effective Amendment to the Registration
                                Statement, and herein incorporated by reference.
                            (b) Subadvisory Agreement with Neuberger Berman LLC
                                - previously filed with Post-Effective
                                Amendment to the Registration Statement, and herein incorporated by reference.
                            (c) Subadvisory Agreement with Strong Capital
                                Management, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                            (d) Subadvisory Agreement with Lazard Asset
                                Management to be filed by subsequent
                                Post-Effective Amendment.

                            (e) Subadvisory Agreement with Warburg, Pincus
                                Counsellors, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                      (4)   Subadvisory Agreements for the Income Fund
                            (a) Subadvisory Agreement with NCM Capital
                                Management Group, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                            (b) Subadvisory Agreement with Smith Graham & Co.
                                Asset Managers, L.P. - previously filed with
                                Post-Effective Amendment to the Registration
                                Statement, and herein incorporated by reference.
                      (5)   Subadvisory Agreements for the Subadvised Funds.
                            (a) Subadvisory Agreement with Salomon Brothers
                                Asset Management, Inc. for the Balanced Fund and Multi Sector Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                            (b) Subadvisory Agreement with Strong Capital
                                Management, Inc. for the Strategic Growth Fund and Strategic Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                            (c) Subadvisory Agreement with Federated Investment
                                Counseling for the Equity Income Fund and High Income Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                            (d) Subadvisory Agreement with The Dreyfus
                                Corporation for the Small Cap Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                            (e) Subadvisory Agreement with J.P. Morgan
                                Investment Management Inc. for the Global Equity Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                            (f) Subadvisory Agreement with First Pacific
                                Advisors, Inc. for the Select Advisers Mid Cap Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                            (g) Subadvisory Agreement with Pilgrim Baxter &
                                Associates for the Select Advisers Mid Cap Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                            (h) Subadvisory Agreement with Rice, Hall, James &
                                Associates for the Select Advisers Mid Cap Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                            (i) Subadvisory Agreements with Franklin Advisers,
                                Inc., Miller Anderson & Sherred and Neuberger Berman, LLC for the Nationwide Select Advisers Small Cap Growth Fund.
         (e)          Not Applicable
         (f)          Not applicable.
         (g) Custody Agreement - previously filed with Registration Statement and Post-Effective Amendment, and herein incorporated by reference.
         (h)          (1) Fund Administration Agreement for the Funds
                          (except the Small Company Fund) previously filed with Post-Effective Amendment to the Registration
                          Statement and herein incorporated by reference.
         (i)          Opinion and consent of counsel.
         (j)          Auditor's Consent to be filed by subsequent Post-Effective
                      Amendment.
         (k)          Not applicable.
         (l)          Not applicable.
         (m)          Not applicable.
         (n) Financial Data Schedules to be filed by subsequent Post-Effective Amendment.
         (o)          Not Applicable.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 25.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a) Nationwide Advisory Services, Inc. (NAS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Separate Account Trust, and Nationwide Asset Allocation Trust and serves as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, and Nationwide VL Separate Account-D, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

               Joseph J. Gasper      Director and President and  Chief Operating Officer
                                     Nationwide Life Insurance Company
                                     Nationwide Life and Annuity Insurance Company
                                     Nationwide Financial Services, Inc.

                                     Director and Chairman of the Board
                                     Nationwide Investment Services Corporation

                                     Director and Vice Chairman
                                     ALLIED Group Merchant Banking Corporation
                                     ALLIED Life Brokerage Agency, Inc.
                                     ALLIED Life Financial Corporation
                                     ALLIED Life Insurance Company
                                     Nationwide Financial Institution Distributors Agency, Inc.
                                     Nationwide Global Holdings, Inc.
                                     NEA Valuebuilder Investor Services, Inc.
                                     NEA Valuebuilder Investor Services of Arizona, Inc.
                                     Nationwide Retirement Solutions, Inc.

                                     Director and President
                                     Nationwide Advisory Services, Inc.
                                     Nationwide Investor Services, Inc.
                                     Nationwide Financial Services (Bermuda) Ltd.


                                     Director
                                     Affiliate Agency, Inc.
                                     Affiliate Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of Alabama, Inc.
                                     Financial Horizons Distributors Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of Oklahoma, Inc.
                                     Financial Horizons Securities Corporation
                                     Landmark Financial Services of New York, Inc.
                                     Morley Financial Services, Inc.
                                     Nationwide Indemnity Company

                                     Trustee and Chairman
                                     Nationwide Asset Allocation Trust
                                     Nationwide Separate Account Trust

                                     Trustee and President
                                     Nationwide Insurance Golf Charities, Inc.

                                     Board of Manager
                                     Nationwide Insurance Enterprise Services, Ltd.


                Dennis W. Click      Vice President and Secretary
                                     Nationwide Mutual Insurance Company
                                     Nationwide Mutual Fire Insurance Company
                                     Nationwide Life Insurance Company
                                     Nationwide General Insurance Company
                                     Nationwide Property and Casualty Insurance Company
                                     Nationwide Life and Annuity Insurance Company
                                     Nationwide Financial Services, Inc.
                                     Nationwide Insurance Enterprise Services, Ltd.
                                     Nationwide Properties, Ltd.
                                     Nationwide Realty Investors, Ltd.
                                     NEA Valuebuilder Investor Services, Inc.
                                     NEA Valuebuilder Investor Services of Arizona, Inc.
                                     Nationwide Financial Institution Distributors Agency, Inc.
                                     AID Finance Services, Inc.
                                     ALLIED General Agency Company
                                     ALLIED Group, Inc.
                                     ALLIED Group Information Systems, Inc.
                                     ALLIED Group Insurance Marketing Company
                                     ALLIED Group Mortgage Company
                                     ALLIED Life Brokerage Agency, Inc.
                                     ALLIED Life Financial Corporation
                                     ALLIED Life Insurance Company
                                     ALLIED Property and Casualty Insurance Company
                                     AMCO Insurance Company
                                     Depositors Insurance Company
                                     Midwest Printing Services, Ltd.
                                     Premier Agency, Inc.
                                     Western Heritage Insurance Company
                                     Colonial County Mutual Insurance Company
                                     California Cash Management Company
                                     Colonial Insurance Company of Wisconsin
                                     Gates McDonald & Company
                                     GatesMcDonald Health Plus Inc.
                                     Nationwide Global Holdings, Inc.
                                     Nationwide Cash Management Company
                                     Nationwide Indemnity Company
                                     Nationwide Community Urban Redevelopment Corporation
                                     Gates, McDonald & Company of Nevada
                                     Gates, McDonald & Company of New York, Inc.
                                     Farmland Mutual Insurance Company
                                     Lone Star General Agency, Inc.
                                     Nationwide Agribusiness Insurance Company
                                     Employers Insurance of Wausau A Mutual Company
                                     Nationwide Advisory Services, Inc.
                                     Nationwide Investors Services, Inc.
                                     Nationwide Corporation

                                     Nationwide Insurance Enterprise Foundation
                                     Nationwide Investment Services Corporation
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     Scottsdale Surplus Lines Insurance Company
                                     Wausau Underwriters Insurance Company
                                     Wausau Service Corporation
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Affiliate Agency, Inc.
                                     Affiliate Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of Alabama, Inc.
                                     Financial Horizons Distributors Agency of Ohio, Inc.
                                     Financial Horizons Distributors Agency of Oklahoma, Inc.
                                     Financial Horizons Securities Corporation
                                     Landmark Financial Services of New York, Inc.
                                     NEA Valuebuilder Investor Services of Alabama, Inc.
                                     NEA Valuebuilder Investor Services of Montana, Inc.
                                     NEA Valuebuilder Investor Services of Nevada, Inc.
                                     NEA Valuebuilder Investor Services of Ohio, Inc.
                                     NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                     NEA Valuebuilder Investor Services of Wyoming, Inc.
                                     Nationwide Agency, Inc.
                                     Nationwide Health Plans, Inc.
                                     Nationwide Management Systems, Inc.
                                     MRM Investments, Inc.
                                     NWE, Inc.
                                     National Premium and Benefit Administration Company
                                     Nationwide Insurance Company of America
                                     Morley Financial Services, Inc.

                                     Assistant Secretary
                                     Pension Associates of Wausau, Inc.
                                     Companies Agency, Inc.
                                     Companies Agency of Alabama, Inc.
                                     Companies Agency Insurance Services of California
                                     Companies Agency of Georgia, Inc.
                                     Companies Agency of Idaho, Inc.
                                     Companies Agency of Kentucky, Inc.
                                     Companies Agency of New York, Inc.
                                     Companies Agency of Pennsylvania, Inc.
                                     Companies Agency of Phoenix, Inc.
                                     Countrywide Services Corporation
                                     Wausau (Bermuda) Ltd.
                                     Wausau International Underwriters

                                     Vice President and Assistant Secretary
                                     National Casualty Company

                                     Secretary
                                     The Beak and Wire Company

                                     Vice President and Clerk
                                     Healthcare First, Inc.

                                      Clerk
                                      NEA Valuebuilder Services Insurance Agency, Inc.

                                      Assistant Clerk
                                      Companies Agency of Massachusetts, Inc.


                  Dimon R. McFerson   Chairman and Chief Executive Officer-Nationwide Insurance
                                      Enterprise and Director
                                      Nationwide Mutual Insurance Company
                                      Nationwide Mutual Fire Insurance Company
                                      Nationwide General Insurance Company
                                      Nationwide Property and Casualty Insurance Company
                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance Company
                                      ALLIED Group, Inc.
                                      ALLIED Group Merchant Banking Corporation
                                      ALLIED Life Brokerage Agency, Inc.
                                      ALLIED Life Financial Corporation
                                      ALLIED Life Insurance Company
                                      Colonial Insurance Company of Wisconsin
                                      Farmland Mutual Insurance Company
                                      Nationwide Agribusiness Insurance Company
                                      National Casualty Company
                                      Nationwide Financial Services, Inc.
                                      Nationwide Global Holdings, Inc.
                                      Nationwide Indemnity Company
                                      Nationwide Investment Services Corporation
                                      California Cash Management Company
                                      Nationwide Cash Management Company
                                      Employers Insurance of Wausau A Mutual Company
                                      Scottsdale Indemnity Company
                                      Scottsdale Insurance  Company
                                      Scottsdale Surplus Lines Insurance Company
                                      Wausau Service Corporation
                                      Wausau General Insurance Company
                                      Wausau Business Insurance Company
                                      Wausau Underwriters Insurance Company

                                      Chairman and Chief Executive Officer - Nationwide Insurance
                                      Enterprise, President and Director
                                      Nationwide Corporation

                                      Chairman of the Board, Chairman and Chief Executive
                                      Officer-Nationwide Insurance Enterprise and Director
                                      AID Finance Services, Inc.
                                      ALLIED General Agency Company
                                      ALLIED Group Information Systems, Inc.
                                      ALLIED Group Insurance Marketing Company
                                      ALLIED Group Mortgage Company
                                      ALLIED Property and Casualty Insurance Company
                                      Depositors Insurance Company
                                      Midwest Printing Services, Ltd.

                                      Premier Agency, Inc.
                                      Western Heritage Insurance Company
                                      American Marine Underwriters, Inc.
                                      Gates, McDonald and Company
                                      Gates McDonald Health Plus, Inc.
                                      Nationwide Investor Services, Inc.
                                      Nationwide Retirement Solutions, Inc.
                                      Companies Agency, Inc.
                                      Companies Agency of Alabama, Inc.
                                      Companies Agency Insurance Services of California
                                      Companies Agency of Georgia, Inc.
                                      Companies Agency of Idaho, Inc.
                                      Companies Agency of Kentucky, Inc.
                                      Companies Agency of Massachusetts, Inc.
                                      Companies Agency of New York, Inc.
                                      Companies Agency of Pennsylvania, Inc.
                                      Companies Agency of Phoenix, Inc.
                                      Countrywide Services Corporation
                                      Employers Life Insurance Company of Wausau
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Financial Institution Distributors Agency, Inc.
                                      Nationwide Insurance Enterprise Services, Ltd.
                                      Nationwide Insurance Company of America
                                      Wausau International Underwriters
                                      Wausau Preferred Health Insurance Company

                                      Trustee and Chairman
                                      Financial Horizons Investment Trust
                                      Nationwide Investing Foundation
                                      Nationwide Investing Foundation II
                                      Nationwide Investing Foundation III

                                      Chairman of the Board
                                      Nationwide Insurance Golf Charities, Inc.

                                      Chairman of the Board and Director
                                      Lone Star General Agency, Inc.
                                      Nationwide Community Urban Redevelopment Corporation
                                      NEA Valuebuilder Investor Services, Inc.
                                      NEA Valuebuilder Investor Services of Arizona, Inc
                                      Colonial County Mutual Insurance Company

                                      Director
                                      Gates, McDonald & Company of Nevada
                                      Gates, McDonald & Company of New York
                                      Healthcare First, Inc.
                                      Morley Financial Services, Inc.
                                      Nationwide Agency, Inc.
                                      Nationwide Health Plans, Inc.
                                      Nationwide Management Systems, Inc.

                                      Chairman of the Board, Chairman and Chief Executive
                                      Officer-Nationwide Insurance Enterprise and Trustee
                                      Nationwide Insurance Enterprise Foundation

                                      Member-Board of Managers, Chairman of the Board,
                                      Chairman and Chief Executive Officer-Nationwide Insurance
                                      Enterprise
                                      Nationwide Properties, Ltd.
                                      Nationwide Realty Investors, Ltd.
                                      Nationwide Insurance Enterprise Services, Ltd.

                                      Chairman and Chief Executive Officer-Nationwide Insurance
                                      Enterprise
                                      Nationwide Insurance Company of Florida


                Robert A. Oakley      Executive Vice President-Chief Financial Officer
                                      Nationwide Mutual Insurance Company
                                      Nationwide Mutual Fire Insurance Company
                                      Nationwide General Insurance Company
                                      Nationwide Property and Casualty Insurance Company
                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance Company
                                      ALLIED Group. Inc.
                                      ALLIED Life Financial Corporation
                                      American Marine Underwriters, Inc.
                                      Companies Agency, Inc.
                                      Companies Agency of Alabama, Inc.
                                      Companies Agency of Georgia, Inc.
                                      Companies Agency of Idaho, Inc.
                                      Companies Agency of Kentucky, Inc.
                                      Companies Agency of Massachusetts, Inc.
                                      Companies Agency of New York, Inc.
                                      Companies Agency of Pennsylvania, Inc.
                                      Companies Agency of Phoenix, Inc.
                                      Countrywide Services Corporation
                                      Employers Life Insurance Company of Wausau
                                      National Casualty Company
                                      National Premium and Benefit Administration Company
                                      The Beak and Wire Corporation
                                      Employers Insurance of Wausau A Mutual Company
                                      Farmland Mutual Insurance Company
                                      Nationwide Financial Institution Distributors Agency, Inc.
                                      Lone Star General Agency, Inc.
                                      Nationwide Agribusiness Insurance Company
                                      Nationwide Corporation
                                      Nationwide Financial Services, Inc.
                                      Nationwide Investment Services Corporation
                                      Nationwide Investor Services, Inc.
                                      Nationwide Insurance Enterprise Foundation
                                      Nationwide Properties, Ltd.
                                      Nationwide Realty Investors, Ltd.
                                      NEA Valuebuilder Investor Services, Inc.
                                      NEA Valuebuilder Investor Services of Arizona, Inc.
                                      Colonial County Mutual Insurance Company
                                      Pension Associates of Wausau, Inc.
                                      Nationwide Retirement Solutions, Inc.

                                      Scottsdale Indemnity Company
                                      Scottsdale Insurance Company
                                      Scottsdale Surplus Lines Insurance Company
                                      Wausau Business Insurance Company
                                      Wausau General Insurance Company
                                      Wausau Preferred Health Insurance Company
                                      Wausau Service Corporation
                                      Wausau Underwriters Insurance Company

                                      Director, Chairman of the Board
                                      Neckura Holding Company
                                      Neckura Insurance Company
                                      Neckura Life Insurance Company

                                      Executive Vice President-Chief Financial Officer and
                                      Director
                                      AID Finance Services, Inc.
                                      ALLIED General Agency Company
                                      ALLIED Group Information Systems, Inc.
                                      ALLIED Group Insurance Marketing Company
                                      ALLIED Group Merchant Banking Corporation
                                      ALLIED Group Mortgage Company
                                      ALLIED Life Brokerage Agency, Inc.
                                      ALLIED Life Insurance Company
                                      ALLIED Property and Casualty Insurance Company
                                      AMCO Insurance Company
                                      Depositors Insurance Company
                                      Midwest Printing Services, Ltd.
                                      Premier Agency, Inc.
                                      Western Heritage Insurance Company
                                      Colonial Insurance Company of Wisconsin
                                      Nationwide Cash Management Company
                                      Nationwide Community Urban Redevelopment Corporation
                                      Nationwide Global Holdings, Inc.
                                      Nationwide Insurance Enterprise Services, Ltd.
                                      MRM Investments, Inc.
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Indemnity Company
                                      Nationwide Insurance Company of America

                                      Executive Vice President
                                      Companies Agency Insurance Services of California
                                      Wausau International Underwriters

                                      Director and Vice Chairman
                                      Leben Direkt Insurance Company
                                      Neckura General Insurance Company
                                      Auto Direkt Insurance Company

                                      Director
                                      NWE, Inc.
                                      Gates, McDonald & Company
                                      GatesMcDonald Health Plus Inc.
                                      Healthcare First, Inc.
                                      Morley Financial Services,  Inc.

                                      Board of Managers, Executive Vice President-Chief Financial
                                      Officer
                                      Nationwide Insurance Enterprise Services, Ltd.


          Susan A. Wolken             Senior Vice President - Life Company Operations
                                      Nationwide Mutual Insurance Company
                                      Nationwide Mutual Fire Insurance Company
                                      Nationwide Property and Casualty Insurance Company
                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance Company

                                      Director
                                      Affiliate Agency, Inc.
                                      Affiliate Agency of Ohio, Inc.
                                      Financial Horizons Distributors Agency of Alabama, Inc.
                                      Financial Horizons Distributors Agency of Ohio, Inc.
                                      Financial Horizons Distributors Agency of Oklahoma, Inc.
                                      Financial Horizons Securities Corporation
                                      Landmark Financial Services of New York, Inc.
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Investment Services Corporation
                                      NEA Valuebuilder Investor Services, Inc.
                                      NEA Valuebuilder Investor Services of Alabama, Inc.
                                      NEA Valuebuilder Investor Services of Arizona, Inc.
                                      NEA Valuebuilder Investor Services of Montana, Inc.
                                      NEA Valuebuilder Investor Services of Nevada, Inc.
                                      NEA Valuebuilder Investor Services of Ohio, Inc.
                                      NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                      NEA Valuebuilder Investor Services of Wyoming, Inc.
                                      NEA Valuebuilder Services Insurance Agency, Inc.
                                      Nationwide Retirement Solutions, Inc.
                                      Nationwide Retirement Solutions, Inc. of Massachusetts
                                      Nationwide Retirement Solutions, Inc. of Alabama
                                      Nationwide Retirement Solutions, Inc. of Arkansas
                                      Nationwide Retirement Solutions, Inc. of Montana
                                      Nationwide Retirement Solutions, Inc. of New Mexico


          Robert J. Woodward, Jr.     Executive Vice President-Chief Investment Officer
                                      Nationwide Mutual Insurance Company
                                      Nationwide Mutual Fire Insurance Company
                                      Nationwide General Insurance Company
                                      Nationwide Property and Casualty Insurance Company
                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance Company
                                      AID Finance Services, Inc.
                                      ALLIED General Agency Company
                                      ALLIED Group, Inc.
                                      ALLIED Group Information Systems, Inc.
                                      ALLIED Group Insurance Marketing Company

                                      ALLIED Group Merchant Banking Corporation
                                      ALLIED Life Brokerage Agency, Inc.
                                      ALLIED Life Financial Corporation
                                      ALLIED Life Insurance Company
                                      ALLIED Property and Casualty Insurance Company
                                      AMCO Insurance Company
                                      Depositors  Insurance Company
                                      Midwest Printing Services, Ltd.
                                      Premier Agency, Inc.
                                      Western Heritage Insurance Company
                                      Colonial County Mutual Insurance Company
                                      Colonial Insurance Company of Wisconsin
                                      Employers Insurance of Wausau A Mutual Company
                                      Employers Life Insurance Company of Wausau
                                      Farmland Mutual Insurance Company
                                      Gates, McDonald & Company
                                      GatesMcDonald Health Plus, Inc.
                                      Lone Star General Agency, Inc.
                                      National Casualty Company
                                      Nationwide Financial Services, Inc.
                                      Nationwide Agribusiness Insurance Company
                                      Nationwide Insurance Company of America
                                      Nationwide Corporation
                                      Nationwide Insurance Enterprise Foundation
                                      Nationwide Insurance Enterprise Services, Ltd.
                                      Nationwide Investment Services Corporation
                                      Pension Associates of Wausau, Inc.
                                      Nationwide Retirement Solutions, Inc.
                                      Scottsdale Indemnity Company
                                      Scottsdale Insurance Company
                                      Scottsdale Surplus Lines Insurance Company
                                      Wausau Business Insurance Company
                                      Wausau General Insurance Company
                                      Wausau Preferred Health Insurance Company
                                      Wausau Service Corporation
                                      Wausau Underwriters Insurance Company

                                      Director
                                      Morley Financial Services, Inc.
                                      Nationwide Global Holdings, Inc.
                                      Nationwide Investors Services, Inc.

                                      Member-Board of Managers and Vice Chairman
                                      Nationwide Properties, Ltd.
                                      Nationwide Realty Investors, Ltd.

                                      Director and President
                                      California Cash Management Company
                                      MRM Investments, Inc.
                                      Nationwide Cash Management Company
                                      Nationwide Community Urban Redevelopment Corporation
                                      NWE, Inc.

                                      Director, Executive Vice President-Chief Investment Officer
                                      Nationwide Indemnity Company
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Insurance Company of America

                                      Director, Vice Chairman and Executive Vice President-Chief
                                      Investment Officer
                                      ALLIED Group Mortgage Company


                                      Trustee and Vice Chairman
                                      Nationwide Asset Allocation Trust
                                      Nationwide Separate Account Trust


                James F. Laird, Jr.   Vice President and General Manager
                                      Nationwide Advisory Services, Inc.

                                      Vice President and General Manager and Director
                                      Nationwide Investors Services, Inc.

                                      Treasurer
                                      Nationwide Investing Foundation
                                      Nationwide Separate Account Trust
                                      Nationwide Investing Foundation II
                                      Financial Horizons Investment Trust
                                      Nationwide Asset Allocation Trust
                                      Nationwide Investing Foundation III


                Christopher A. Cray   Treasurer
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Investors Services, Inc.

                                      Assistant Treasurer
                                      Nationwide Investing Foundation
                                      Nationwide Separate Account Trust
                                      Nationwide Investing Foundation III
                                      Financial Horizons Investment Trust
                                      Nationwide Asset Allocation Trust


                Elizabeth A. Davin    Secretary
                                      Nationwide Asset Allocation Trust
                                      Nationwide Separate Account Trust
                                      Nationwide Investing Foundation III

                                      Assistant Secretary
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Investing Foundation
                                      Nationwide Investing Foundation II
                                      Nationwide Investors Services, Inc.

            David E. Simaitis         Secretary
                                      Nationwide Investing Foundation
                                      Nationwide Investing Foundation II

                                      Assistant Secretary
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Investors Services, Inc.


            Patricia J. Smith         Assistant Secretary
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Horizons Investment Trust
                                      Nationwide Investing Foundation
                                      Nationwide Investing Foundation II
                                      Nationwide Investing Foundation III
                                      Nationwide Investors Services, Inc.
                                      Nationwide Separate Account Trust
                                      Nationwide Asset Allocation Trust


            Edwin P. McCausland, Jr.  Sr. Vice President - Fixed Income Securities
                                      Nationwide Mutual Insurance Company
                                      Nationwide Mutual Fire Insurance Company
                                      Nationwide General Insurance Company
                                      Nationwide Property and Casualty Insurance Company
                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance Company
                                      Nationwide Advisory Services, Inc.
                                      AID Finance Services, Inc.
                                      ALLIED General Agency Company
                                      ALLIED Group, Inc.
                                      ALLIED Group Information Systems, Inc.
                                      ALLIED Group Insurance Marketing Company
                                      ALLIED Group Merchant Banking Corporation
                                      ALLIED Group Mortgage Company
                                      ALLIED Life Brokerage Agency, Inc.
                                      ALLIED Life Financial Corporation
                                      ALLIED Life Insurance Company
                                      ALLIED Property and Casualty Insurance Company
                                      AMCO Insurance Company
                                      Depositors  Insurance Company
                                      Midwest Printing Services, Ltd.
                                      Premier Agency, Inc.
                                      Western Heritage Insurance Company
                                      Colonial Insurance Company of Wisconsin
                                      Nationwide Cash Management Company
                                      Nationwide Indemnity Company
                                      Nationwide Insurance Enterprise Foundation
                                      Morley Financial Services, Inc.
                                      Employers Insurance of Wausau A Mutual Company
                                      Employers Life Insurance Company of Wausau
                                      Farmland Mutual Insurance Company
                                      Gates, McDonald & Company
                                      GatesMcDonald Health Plus, Inc.

                                      National Casualty Company
                                      Nationwide Agribusiness Insurance Company
                                      Scottsdale Indemnity Company
                                      Scottsdale Insurance Company
                                      Scottsdale Surplus Lines Insurance Company
                                      Nationwide Insurance Company of America
                                      Wausau Business Insurance Company
                                      Wausau General Insurance Company
                                      Wausau Preferred Health Insurance Company
                                      Wausau Service Corporation
                                      Wausau Underwriters Insurance Company

                                      Assistant Treasurer
                                      Financial Horizons Investment Trust
                                      Nationwide Asset Allocation Trust
                                      Nationwide Investing Foundation
                                      Nationwide Investing Foundation II
                                      Nationwide Investing Foundation III
                                      Nationwide Separate Account Trust


                  Joseph P. Rath      Vice President - Product and Market Compliance
                                      Nationwide Mutual Insurance Company
                                      Nationwide Mutual Fire Insurance Company
                                      Nationwide Property and Casualty Insurance Company
                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance Company

                                      Vice President-Compliance
                                      Nationwide Advisory Services, Inc.
                                      Nationwide Investment Services Corporation

                                      Vice President-Chief Compliance Officer
                                      Nationwide Financial Services, Inc.


                  William G. Goslee   Vice President
                                      Nationwide Advisory Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
5525 Park Center Circle
Dublin, Ohio 43017

Employers Insurance of Wausau A Mutual Company
2000 Westwood Drive
Wausau, Wisconsin 54401-7881

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura General Insurance Company
Neckura Holding Company
Neckura Insurance Company
Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Public Employees Benefit Services Corporation
Two Nationwide Plaza
Columbus, Ohio 43215

Nationwide Advisory Services, Inc.
Nationwide Investors Services, Inc.
Three Nationwide Plaza,
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S.W. Meadows Rd., Suite 400
Lake Oswego, Oregon  97035

(b)   Information for the Subadvisers

      (1)  The Dreyfus Corporation

           The Dreyfus Corporation ("Dreyfus") acts as subadviser to the Small Company Fund and the Small Cap Value Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

      (2)  Neuberger Berman, LLC

           Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the Small Company Fund and the Select Advisors Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

      (3)  Strong Capital Management, Inc.

           Strong Capital Management, Inc. ("Strong"), acts as subadviser to the Small Company Fund, the Strategic Growth Fund and the Strategic Value Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

      (4)  Warburg, Pincus Asset Management, Inc.

           Warburg, Pincus Asset Management, Inc. ("Warburg") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Warburg renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 26 of officers and directors of Warburg, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Warburg (SEC File No. 801-07321).

      (5)  Lazard Asset Management

           Lazard Asset Management ("Lazard") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Lazard renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 26 of officers and directors of Lazard, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard (SEC File No. 801-6568).

      (6)  NCM Capital Management Group, Inc.

           NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

      (7)  Smith Graham & Co. Asset  Managers, L.P.

           Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

       (8) Schafer Capital Management, Inc.

           Schafer Capital Management, Inc., acts as subadviser to the Strategic Value Fund and as investment adviser to certain other clients. David
           K. Schafer, a director and officer of Schafer Capital Management, Inc., is also Chairman of the Board of Schafer Cullen Capital Management, Inc., 645 Fifth Ave, New York, New York 10022.
           James D. Cullen, an officer of Schafer Capital Management Inc., is also President of Schafer Cullen Capital Management, Inc.
           Schafer Cullen Capital Management, Inc. is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

       (9) Federated Investment Counseling

           Federated Investment Counseling, the Subadviser to Equity Income Fund and High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

      (10) Salomon Brothers Asset Management, Inc.

           Salomon Brothers Asset Management, Inc. acts as subadviser to the Balanced Fund and the Multi Sector Bond Fund. The list required by this Item 26 of officers and directors of Salomon Brothers Asset Management, Inc.("SBAM"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by SBAM and SBAM Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-32046 and 801-43335.)

      (11) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, is subadviser to the Global Equity Fund, a wholly owned subsidiary of J. P. Morgan & Co. Incorporated. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

           To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

      (12) Pilgrim Baxter & Associates, Ltd. is subadviser to the Select Advisers Mid Cap Fund. The list required by Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Pilgrim Baxter & Associates Ltd. (SEC File No. 801-48872).

      (13) First Pacific Advisers, Inc. is subadviser to the Select Advisers Mid Cap Fund. During the last two fiscal years, First Pacific Advisors, Inc., the investment subadviser to Registrant ("Subadviser"), has not engaged in any other business in a substantial nature except as investment adviser to Source Capital, Inc. ("Source"), a registered closed-end investment company; as investment adviser to FPA Capital Fund, Inc. ("Capital"), FPA New Income, Inc. ("New Income"), FPA Paramount Fund, Inc. ("Paramount"), FPA Perennial Fund, Inc. ("Perennial"), and UAM/FPA Crescent Portfolio, each a registered open-end investment company; and as investment adviser to institutional accounts. The list required by Item 26 of Officers and directors of First Pacific Advisers, Inc., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by First Pacific Advisers, Inc. (SEC File No. 801-39512).

      (14) Rice, Hall, James & Associates is subadviser to the Select Advisers Mid Cap Fund. The list required by Item 26 of officers and directors of Rice, Hall, James & Associates together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Rice, Hall James & Associates (SEC File No. 801-30441).

      (15) Franklin Advisers, Inc. is subadviser to the Select Advisers Small Cap Growth Fund. The list required by this Item 26 of the officers and directors of Franklin Advisers, Inc.("Franklin"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Franklin pursuant to the Investment Company Act of 1940 (SEC File No. 801-26292).

      (16) Miller, Anderson & Sherrerd, LLP is subadviser to the Select Advisers Small Cap Growth Fund. The list required by this Item 26 of the officers and directors of Miller, Anderson & Sherred, LLP ("MAS"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MAS pursuant to the Investment Company Act of 1940 (SEC File No. 801-10437).


ITEM 27.   PRINCIPAL UNDERWRITERS
           (a)  Not applicable.
           (b)  Not applicable.
           (c)  Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS
           James F. Laird, Jr.
           Nationwide Advisory Services, Inc.
           Three Nationwide Plaza
           Columbus, OH 43215

ITEM 29.   UNDERTAKINGS
           (a) Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 27 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this twelveth day of February 1999.


                        NATIONWIDE SEPARATE ACCOUNT TRUST

                             By: JAMES F. LAIRD, JR.
                                 -------------------
                         James F. Laird, Jr., Treasurer


PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 27 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWELVETH DAY OF
FEBRUARY 1999.


Signature & Title
-----------------
Principal Executive Officer

JOSEPH J. GASPER*
-------------------------
Joseph J. Gasper, Trustee and Chairman

ROBERT J. WOODWARD, JR.*
-------------------------
Robert J. Woodward, Jr., Trustee and Vice Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.
-------------------------
James F. Laird, Jr., Treasurer

JOHN C. BRYANT*
-------------------------
John C. Bryant, Trustee

C. BRENT DEVORE*
-------------------------
C. Brent DeVore, Trustee

ROBERT M. DUNCAN*
-------------------------
Robert M. Duncan, Trustee

THOMAS J. KERR, IV*
-------------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
-------------------------
Douglas F. Kridler, Trustee

SUE DOODY*
-------------------------
Sue Doody, Trustee

DAVID C. WETMORE*
-------------------------
David C. Wetmore, Trustee


*By:  JAMES F. LAIRD, JR.
      -------------------------
      James F. Laird, Jr., Attorney-In-Fact